Financial Instruments and Risk Management (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 TRY (₺)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Notes and other explanatory information [abstract]
Average foreign exchange rate	10	10	10
Net foreign exchange loss		₺ 447,459	$ 378,008
Net loss and comprehensive loss	$ 58,212
Maximum credit exposure	$ 1,147,456			$ 2,051,297	$ 2,848,457